Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Commitments
Schedule of minimum rentals in relation to non-cancellable operating lease

	2021	2020
	£’000	£’000
Within 1 year	1,888	1,542
Later than 1 year but not later than 5 years	4,256	3,298
Later than 5 years	11,390	11,409
	17,534	16,249